MFS(R) Research International Fund

                      Supplement to the Current Prospectus

Effective immediately the Portfolio Manager section of the Prospectus is hereby restated as follows:

Portfolio Managers

Information regarding the portfolio managers of the fund is set forth below.

Portfolio Managers                 Primary Role            Since     Title and Five Year History
Jose Luis Garcia                 General Oversight          May      Vice President of MFS;  employed in the investment
                              Over a Team of Analysts      2005      management   area  of  MFS   since   2002.   Chief
                                                                     Executive Officer of Telefonica B2B (Mexico
                                                                     City) from 2000 to 2002.

Thomas Melendez                  General Oversight       May 2005    Vice President of MFS;  employed in the investment
                              Over a Team of Analysts                management  area  of  MFS  since  2002.   Emerging
                                                                     Market Product Specialist for Schroders Investment
                                                                     Management(North America) from 1999to 2002.


                  The date of this Supplement is May 1, 2005.